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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21425

                       Pioneer Series Trust I
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Oakridge Large Cap Growth Fund

 Schedule of Investments  02/29/2012

 Shares

 Value

 COMMON STOCKS - 97.7%

 Energy - 9.2%

 Integrated Oil & Gas - 2.6%

 24,250

 Occidental Petroleum Corp.

 $

 2,530,973

 Oil & Gas Equipment And Services - 1.5%

 19,255

 Schlumberger Ltd.

 $

 1,494,381

 Oil & Gas Exploration & Production - 5.1%

 23,415

 Concho Resources, Inc. *

 $

 2,501,659

 74,275

 Denbury Resources, Inc. *

 1,478,815

 31,240

 Southwestern Energy Co. *

 1,032,794

 $

 5,013,268

 Total Energy

 $

 9,038,622

 Materials - 2.1%

 Industrial Gases - 2.1%

 19,205

 Praxair, Inc.

 $

 2,093,345

 Total Materials

 $

 2,093,345

 Capital Goods - 12.0%

 Aerospace & Defense - 4.5%

 12,975

 Precision Castparts Corp.

 $

 2,172,404

 26,495

 United Technologies Corp.

 2,222,136

 $

 4,394,540

 Electrical Component & Equipment - 2.1%

 43,320

 AMETEK, Inc.

 $

 2,062,032

 Industrial Conglomerates - 2.8%

 51,575

 Danaher Corp.

 $

 2,724,707

 Industrial Machinery - 2.6%

 45,065

 Illinois Tool Works, Inc.

 $

 2,509,670

 Total Capital Goods

 $

 11,690,949

 Automobiles & Components - 2.2%

 Auto Parts & Equipment - 2.2%

 64,620

 Johnson Controls, Inc.

 $

 2,108,551

 Total Automobiles & Components

 $

 2,108,551

 Consumer Durables & Apparel - 3.7%

 Apparel, Accessories & Luxury Goods - 3.7%

 33,700

 Coach, Inc.

 $

 2,522,108

 7,280

 VF Corp.

 1,063,244

 $

 3,585,352

 Total Consumer Durables & Apparel

 $

 3,585,352

 Retailing - 12.9%

 Apparel Retail - 2.8%

 74,460

 TJX Companies, Inc.

 $

 2,725,981

 Automotive Retail - 2.3%

 26,205

 O'Reilly Automotive, Inc. *

 $

 2,266,733

 Department Stores - 1.7%

 30,720

 Nordstrom, Inc.

 $

 1,647,206

 General Merchandise Stores - 3.0%

 33,610

 Dollar Tree Stores Inc. *

 $

 2,974,821

 Homefurnishing Retail - 1.0%

 15,455

 Bed Bath & Beyond, Inc. *

 $

 923,282

 Internet Retail - 2.1%

 3,245

 Priceline.com, Inc. *

 $

 2,034,680

 Total Retailing

 $

 12,572,703

 Food & Drug Retailing - 1.5%

 Drug Retail - 1.5%

 44,110

 Walgreen Co.

 $

 1,462,688

 Total Food & Drug Retailing

 $

 1,462,688

 Food Beverage & Tobacco - 4.1%

 Packaged Foods & Meats - 2.0%

 25,120

 Mead Johnson Nutrition Co.

 $

 1,953,080

 Soft Drinks - 2.1%

 32,125

 PepsiCo, Inc.

 $

 2,021,948

 Total Food Beverage & Tobacco

 $

 3,975,028

 Health Care Equipment & Services - 5.1%

 Health Care Equipment - 3.0%

 28,625

 Baxter International, Inc.

 $

 1,663,971

 2,370

 Intuitive Surgical Inc. *

 1,212,539

 $

 2,876,510

 Health Care Services - 2.1%

 39,130

 Express Scripts, Inc. *

 $

 2,086,803

 Total Health Care Equipment & Services

 $

 4,963,313

 Pharmaceuticals & Biotechnology - 8.7%

 Biotechnology - 4.3%

 26,625

 Celgene Corp. *

 $

 1,952,278

 48,380

 Gilead Sciences, Inc. *

 2,201,290

 $

 4,153,568

 Pharmaceuticals - 4.4%

 32,235

 Abbott Laboratories, Inc.

 $

 1,824,823

 28,035

 Allergan, Inc.

 2,511,656

 $

 4,336,479

 Total Pharmaceuticals & Biotechnology

 $

 8,490,047

 Diversified Financials - 4.9%

 Asset Management & Custody Banks - 1.8%

 16,485

 Affiliated Managers Group, Inc. *

 $

 1,753,839

 Investment Banking & Brokerage - 1.3%

 11,205

 Goldman Sachs Group, Inc.

 $

 1,290,144

 Specialized Finance - 1.8%

 12,450

 Intercontinental Exchange, Inc. *

 $

 1,717,602

 Total Diversified Financials

 $

 4,761,585

 Software & Services - 14.9%

 Application Software - 1.2%

 16,145

 Citrix Systems, Inc. *

 $

 1,206,677

 Data Processing & Outsourced Services - 2.2%

 18,200

 Visa, Inc.

 $

 2,117,934

 Internet Software & Services - 2.1%

 1,575

 Google, Inc. *

 $

 973,744

 20,775

 Rackspace Hosting, Inc. *

 1,085,286

 $

 2,059,030

 It Consulting & Other Services - 6.2%

 14,520

 Cognizant Tech Solutions Corp. *

 $

 1,030,194

 25,675

 IBM Corp. *

 5,051,043

 $

 6,081,237

 Systems Software - 3.2%

 14,705

 Check Point Software Technologies Ltd. *

 $

 855,243

 75,825

 Oracle Corp.

 2,219,398

 $

 3,074,641

 Total Software & Services

 $

 14,539,519

 Technology Hardware & Equipment - 15.3%

 Communications Equipment - 4.8%

 50,030

 Qualcomm, Inc.

 $

 3,110,865

 56,015

 Riverbed Technology, Inc. *

 1,594,747

 $

 4,705,612

 Computer Hardware - 7.1%

 12,775

 Apple Inc. *

 $

 6,929,671

 Computer Storage & Peripherals - 3.4%

 120,870

 EMC Corp. *

 $

 3,346,890

 Total Technology Hardware & Equipment

 $

 14,982,173

 Semiconductors - 1.3%

 Semiconductors - 1.3%

 33,070

 Altera Corp.

 $

 1,271,542

 Total Semiconductors

 $

 1,271,542

 TOTAL COMMON STOCKS

 (Cost  $68,062,933)

 $

 95,535,417

 TEMPORARY CASH INVESTMENTS - 1.5%

 Repurchase Agreement - 1.5%

 1,500,000

 Deutsche Bank AG, 0.17%, dated 2/29/12, repurchase price of $1,500,000 plus accrued interest on 3/1/12 collateralized by the following:

 $135,910 U.S. Treasury Bill, 0.0%, 4/12/12-5/10/12

 $55,209 U.S. Treasury Bond, 7.5%, 11/15/24

 $661,994 U.S. Treasury Notes, 1.375-4.875%, 3/31/12-8/15/16

 $676,887 U.S. Treasury Strip, 0.00-1.375%, 8/15/12-5/15/37

 Total Repurchase Agreement

 $

 1,500,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $1,500,000)

 $

 1,500,000

 TOTAL INVESTMENT IN SECURITIES - 100.7%

 (Cost  $69,562,933) (a)

 $

 97,035,417

 OTHER ASSETS AND LIABILITIES - 0.7%

 $

 711,613

 TOTAL NET ASSETS - 100.0%

 $

 97,747,030

 *

 Non-income producing security.

 (a)

 At February 29, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $70,411,688 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 31,090,077

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (3,860,556)

 Net unrealized gain

 $

 27,229,521

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services, see Notes to Financial Statements - Note 1A) are categorized as level 3.

 The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
95,535,417

$
-

$
-

$
95,535,417

 Temporary Cash Investments

-

1,500,000

-

1,500,000

 Total

$
95,535,417

$
1,500,000

$
-

$
97,035,417

 Pioneer Oakridge Small Cap Growth Fund

 Schedule of Investments  02/29/2012

 Shares

 Value

 COMMON STOCKS - 93.9%

 Energy - 7.5%

 Oil & Gas Exploration & Production - 7.5%

 717,300

 Approach Resources, Inc. *

 $

 24,789,888

 711,000

 Gulfport Energy Corp. *

 23,903,820

 722,500

 Oasis Petroleum, Inc. *

 23,170,575

 1,739,700

 SandRidge Energy, Inc. *

 15,083,199

 $

 86,947,482

 Total Energy

 $

 86,947,482

 Materials - 0.2%

 Specialty Chemicals - 0.2%

 188,483

 GSE Holding, Inc. *

 $

 2,290,068

 Total Materials

 $

 2,290,068

 Capital Goods - 21.8%

 Aerospace & Defense - 5.4%

 1,817,593

 Keyw Holding Corp. *

 $

 12,904,910

 524,975

 Moog, Inc. *

 23,051,652

 416,983

 Triumph Group, Inc.

 26,603,515

 $

 62,560,077

 Building Products - 2.2%

 555,966

 A.O. Smith Corp.

 $

 25,107,425

 Electrical Component & Equipment - 1.7%

 484,100

 Polypore International, Inc. *

 $

 19,906,192

 Industrial Machinery - 12.5%

 669,930

 Altra Holdings, Inc. *

 $

 13,056,936

 92,100

 Actuant Corp. *

 2,594,457

 282,179

 Clarcor, Inc.

 14,241,574

 936,000

 Colfax Corp. *

 31,842,720

 377,492

 Idex Corp.

 15,779,166

 483,100

 Kennametal, Inc.

 22,256,417

 486,300

 Robbins & Myers Inc.

 23,736,303

 202,604

 The Middleby Corp. *

 19,802,515

 $

 143,310,088

 Total Capital Goods

 $

 250,883,782

 Commercial Services & Supplies - 3.4%

 Diversified Support Services - 1.2%

 199,399

 Portfolio Recovery Associates, Inc. *

 $

 13,904,092

 Environmental & Facilities Services - 2.2%

 760,995

 Waste Connections, Inc.

 $

 24,747,557

 Total Commercial Services & Supplies

 $

 38,651,649

 Transportation - 0.2%

 Trucking - 0.2%

 130,000

 Roadrunner Transportation Systems, Inc. *

 $

 2,320,500

 Total Transportation

 $

 2,320,500

 Consumer Durables & Apparel - 8.3%

 Apparel, Accessories & Luxury Goods - 4.8%

 969,470

 Iconix Brand Group, Inc. *

 $

 17,605,575

 369,800

 The Warnaco Group, Inc. *

 21,710,958

 616,745

 True Religion Apparel, Inc. *

 16,263,566

 $

 55,580,099

 Footwear - 3.5%

 229,500

 Deckers Outdoor Corp. *

 $

 17,157,420

 602,940

 Wolverine World Wide, Inc.

 22,996,132

 $

 40,153,552

 Total Consumer Durables & Apparel

 $

 95,733,651

 Retailing - 6.1%

 Apparel Retail - 2.0%

 457,900

 Children's Place Retail Stores, Inc. *

 $

 23,238,425

 Distributors - 2.3%

 845,263

 LKQ Corp. *

 $

 26,930,079

 Specialty Stores - 1.8%

 473,600

 Vitamin Shoppe, Inc. *

 $

 20,094,848

 Total Retailing

 $

 70,263,352

 Health Care Equipment & Services - 15.5%

 Health Care Distributors - 1.9%

 256,835

 MWI Veterinary Supply, Inc. *

 $

 22,234,206

 Health Care Equipment - 3.8%

 280,082

 IDEXX Laboratories, Inc. *

 $

 24,017,032

 403,200

 Sirona Dental Systems, Inc. *

 20,119,680

 $

 44,136,712

 Health Care Services - 5.9%

 592,243

 Catalyst Health Solutions, Inc. *

 $

 36,730,911

 937,800

 HMS Holdings Corp. *

 30,215,916

 200,000

 Sharps Compliance Corp. *

 782,000

 $

 67,728,827

 Health Care Supplies - 3.9%

 1,046,500

 Align Technology, Inc. *

 $

 26,800,865

 272,305

 Haemonetics Corp. *

 18,252,604

 $

 45,053,469

 Total Health Care Equipment & Services

 $

 179,153,214

 Pharmaceuticals & Biotechnology - 3.5%

 Life Sciences Tools & Services - 1.2%

 191,500

 Techne Corp.

 $

 13,709,485

 Pharmaceuticals - 2.3%

 693,700

 Questcor Pharmaceuticals, Inc. *

 $

 26,984,930

 Total Pharmaceuticals & Biotechnology

 $

 40,694,415

 Banks - 1.5%

 Thrifts & Mortgage Finance - 1.5%

 739,358

 BankUnited, Inc.

 $

 17,027,415

 Total Banks

 $

 17,027,415

 Diversified Financials - 3.6%

 Asset Management & Custody Banks - 1.6%

 171,500

 Affiliated Managers Group, Inc. *

 $

 18,245,885

 Investment Banking & Brokerage - 2.0%

 621,780

 Stiffel Financial Corp. *

 $

 23,335,403

 Total Diversified Financials

 $

 41,581,288

 Insurance - 1.2%

 Property & Casualty Insurance - 1.2%

 153,855

 ProAssurance Corp.

 $

 13,502,315

 Total Insurance

 $

 13,502,315

 Software & Services - 17.9%

 Application Software - 8.1%

 739,750

 Ansys Inc. *

 $

 46,737,405

 469,500

 Informatica Corp. *

 23,080,620

 487,100

 Solera Holdings Inc.

 23,380,800

 $

 93,198,825

 Data Processing & Outsourced Services - 3.0%

 555,310

 Wright Express Corp. *

 $

 34,362,583

 Internet Software & Services - 2.1%

 1,529,300

 Dice Holdings, Inc. *

 $

 13,580,184

 837,900

 Vocus, Inc. *

 11,336,787

 $

 24,916,971

 It Consulting & Other Services - 1.0%

 733,575

 Virtusa Corp. *

 $

 11,465,777

 Systems Software - 3.7%

 575,470

 Micros Systems, Inc. *

 $

 29,884,157

 442,924

 Opnet Technologies, Inc.

 12,645,480

 $

 42,529,637

 Total Software & Services

 $

 206,473,793

 Technology Hardware & Equipment - 1.1%

 Communications Equipment - 1.1%

 641,200

 Finisar Corp. *

 $

 13,009,948

 Total Technology Hardware & Equipment

 $

 13,009,948

 Semiconductors - 2.1%

 Semiconductors - 2.1%

 424,442

 Hittite Microwave Corp. *

 $

 24,269,594

 Total Semiconductors

 $

 24,269,594

 TOTAL COMMON STOCKS

 (Cost  $831,896,376)

 $

 1,082,802,466

 TEMPORARY CASH INVESTMENTS - 5.4%

 Repurchase Agreement - 5.4%

 30,950,000

 Deutsche Bank AG, 0.17%, dated 2/29/12, repurchase price of $30,950,000 plus accrued interest on 3/1/12 collateralized by the following:

 $2,804,272 U.S. Treasury Bill, 0.0%, 4/12/12-5/10/12

 $1,139,145 U.S. Treasury Bond, 7.5%, 11/15/24

 $13,659,140 U.S. Treasury Notes, 1.375-4.875%, 3/31/12-8/15/16

 $13,966,444 U.S. Treasury Strip, 0-1.375%, 8/15/12-5/15/37

 $

 30,950,000

 30,950,000

 TD Securities, Inc., 0.15%, dated 2/29/12, repurchase price of $30,950,000 plus accrued interest on 3/1/12 collateralized by the $32,990,000 U.S.

 Treasury Bond, 2.125%, 2/15/40

 30,950,000

 Total Repurchase Agreement

 $

 61,900,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $61,900,000)

 $

 61,900,000

 TOTAL INVESTMENT IN SECURITIES - 99.3%

 (Cost  $893,796,376) (a)

 $

 1,144,702,466

 OTHER ASSETS AND LIABILITIES - 0.7%

 $

 8,099,204

 TOTAL NET ASSETS - 100.0%

 $

 1,152,801,670

 *

 Non-income producing security.

 (a)

 At February 29, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $896,021,770 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 293,894,367

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (45,213,671)

 Net unrealized gain

 $

 248,680,696

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services, see Notes to Financial Statements - Note 1A) are categorized as level 3.

 The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,082,802,466

$
-

$
-

$
1,082,802,466

 Temporary Cash Investments

61,900,000

-

61,900,000

 Total

$
1,082,802,466

$
61,900,000

$
-

$
1,144,702,466

 Pioneer Select Mid Cap Growth Fund

 Schedule of Investments  02/29/2012

 Shares

 Value

 COMMON STOCKS - 99.4%

 Energy - 8.0%

 Oil & Gas Drilling - 2.0%

 171,224

 Ensco Plc

 $

 9,982,359

 Oil & Gas Equipment And Services - 1.0%

 64,000

 Oil States international, Inc. *

 $

 5,198,080

 Oil & Gas Exploration & Production - 4.0%

 190,394

 Cabot Oil & Gas Corp.

 $

 6,640,943

 190,000

 Cobalt International Energy, Inc. *

 5,711,400

 100,000

 Energy XXI Bermuda Ltd. *

 3,743,000

 25,000

 Range Resources Corp.

 1,592,000

 28,000

 SM Energy Co.

 2,204,160

 $

 19,891,503

 Oil & Gas Storage & Transportation - 1.0%

 114,000

 Golar LNG Ltd.

 $

 4,841,580

 Total Energy

 $

 39,913,522

 Materials - 4.7%

 Industrial Gases - 0.4%

 25,000

 Airgas, Inc.

 $

 2,058,250

 Metal & Glass Containers - 0.7%

 89,000

 Ball Corp.

 $

 3,567,120

 Specialty Chemicals - 2.5%

 51,700

 Celanese Corp.

 $

 2,459,369

 126,000

 Ecolab, Inc.

 7,560,000

 200,000

 Flotek Industries Inc *

 2,238,000

 $

 12,257,369

 Steel - 1.1%

 62,000

 Allegheny Technologies Inc.

 $

 2,719,940

 44,000

 Cliffs Natural Resources, Inc.

 2,793,120

 $

 5,513,060

 Total Materials

 $

 23,395,799

 Capital Goods - 11.8%

 Aerospace & Defense - 3.6%

 184,500

 BE Aerospace, Inc. *

 $

 8,457,480

 174,700

 Hexcel Corp. *

 4,414,669

 215,000

 Spirit Aerosystems Holdings, Inc. *

 5,151,400

 $

 18,023,549

 Construction & Engineering - 2.2%

 295,400

 KBR Inc.

 $

 10,728,928

 Construction & Farm Machinery & Heavy Trucks - 1.7%

 48,600

 Cummins, Inc.

 $

 5,859,702

 100,000

 Terex Corp. *

 2,539,000

 $

 8,398,702

 Electrical Component & Equipment - 1.0%

 63,000

 Rockwell International Corp.

 $

 5,038,740

 Industrial Machinery - 3.3%

 68,200

 Chart Industries, Inc. *

 $

 4,664,198

 70,000

 Crane Co.

 3,399,900

 105,000

 Ingersoll-Rand Plc.

 4,187,400

 57,073

 SPX Corp.

 4,174,319

 $

 16,425,817

 Total Capital Goods

 $

 58,615,736

 Commercial Services & Supplies - 4.6%

 Research & Consulting Services - 4.6%

 70,000

 Acacia Research - Ac *

 $

 2,765,000

 103,000

 CoStar Group, Inc. *

 6,177,940

 67,900

 HIS, Inc. *

 6,421,303

 176,000

 Nielsen Holdings BV *

 5,190,240

 150,000

 RPX Corp. *

 2,527,500

 $

 23,081,983

 Total Commercial Services & Supplies

 $

 23,081,983

 Transportation - 1.8%

 Airlines - 0.8%

 55,000

 Copa Holdings SA

 $

 3,936,350

 Railroads - 1.0%

 75,500

 Kansas City Southern Industries, Inc. *

 $

 5,253,290

 Total Transportation

 $

 9,189,640

 Automobiles & Components - 1.8%

 Auto Parts & Equipment - 1.2%

 67,600

 Gentex Corp.

 $

 1,598,740

 96,000

 Lear Corp.

 4,340,160

 $

 5,938,900

 Motorcycle Manufacturers - 0.6%

 69,000

 Harley-Davidson, Inc.

 $

 3,214,020

 Total Automobiles & Components

 $

 9,152,920

 Consumer Durables & Apparel - 0.9%

 Housewares & Specialties - 0.9%

 72,000

 Tupperware Brands Corp.

 $

 4,513,680

 Total Consumer Durables & Apparel

 $

 4,513,680

 Consumer Services - 2.4%

 Hotels, Resorts & Cruise Lines - 1.0%

 100,000

 7 Days Group Holdings, Ltd. *

 $

 1,536,000

 76,800

 Wyndham Worldwide Corp.

 3,378,432

 $

 4,914,432

 Restaurants - 1.4%

 18,000

 Chipotle Mexican Grill, Inc. *

 $

 7,023,960

 Total Consumer Services

 $

 11,938,392

 Media - 2.3%

 Movies & Entertainment - 1.7%

 225,000

 Cinemark Holdings, Inc.

 $

 4,707,000

 158,000

 Imax Corp. *

 4,032,160

 $

 8,739,160

 Publishing - 0.6%

 61,000

 McGraw-Hill Co., Inc.

 $

 2,838,940

 Total Media

 $

 11,578,100

 Retailing - 10.4%

 Apparel Retail - 4.3%

 120,400

 Guess?, Inc.

 $

 4,171,860

 173,400

 Ross Stores, Inc.

 9,247,422

 146,000

 TJX Companies, Inc.

 5,345,060

 95,800

 Urban Outfitters Inc. *

 2,719,762

 $

 21,484,104

 Distributors - 2.0%

 318,000

 LKQ Corp. *

 $

 10,131,480

 General Merchandise Stores - 1.7%

 70,000

 Dollar Tree Stores, Inc. *

 $

 6,195,700

 44,800

 Family Dollar Stores, Inc.

 2,418,752

 $

 8,614,452

 Internet Retail - 0.6%

 105,000

 HomeAway, Inc. *

 $

 2,780,400

 Specialty Stores - 1.8%

 102,000

 Tractor Supply Co.

 $

 8,717,940

 Total Retailing

 $

 51,728,376

 Food & Drug Retailing - 1.5%

 Food Retail - 1.5%

 95,000

 Whole Foods Market, Inc.

 $

 7,670,300

 Total Food & Drug Retailing

 $

 7,670,300

 Food Beverage & Tobacco - 2.8%

 Packaged Foods & Meats - 1.1%

 85,000

 Green Mountain Coffee Roasters, Inc. *

 $

 5,522,450

 Soft Drinks - 1.7%

 111,700

 Fomento Economico Mexicano SA de C.V.

 $

 8,221,120

 Total Food Beverage & Tobacco

 $

 13,743,570

 Household & Personal Products - 1.4%

 Personal Products - 1.4%

 103,843

 Herbalife Ltd.

 $

 6,875,445

 Total Household & Personal Products

 $

 6,875,445

 Health Care Equipment & Services - 6.8%

 Health Care Distributors - 1.0%

 113,300

 Cardinal Health, Inc.

 $

 4,707,615

 Health Care Equipment - 3.4%

 158,700

 Abiomed, Inc. *

 $

 3,313,656

 23,050

 HeartWare International, Inc. *

 1,688,643

 339,600

 Hologic, Inc. *

 7,039,908

 9,700

 Surgical Intuitive, Inc. *

 4,962,714

 $

 17,004,921

 Health Care Services - 1.7%

 55,000

 Catalyst Health Solutions, Inc. *

 $

 3,411,100

 58,000

 DaVita, Inc. *

 5,019,900

 $

 8,431,000

 Health Care Supplies - 0.7%

 140,000

 Align Technology, Inc. *

 $

 3,585,400

 Total Health Care Equipment & Services

 $

 33,728,936

 Pharmaceuticals & Biotechnology - 8.3%

 Biotechnology - 4.3%

 98,000

 Alkermes, Inc. *

 $

 1,725,780

 585,000

 Amarin Corp., Plc *

 4,533,750

 200,000

 Cubist Pharmaceuticals, Inc. *

 8,572,000

 200,000

 NPS Pharmaceuticals, Inc. *

 1,364,000

 18,000

 Regeneron Pharmaceuticals, Inc. *

 1,886,220

 84,000

 Vertex Pharmaceuticals, Inc. *

 3,269,280

 $

 21,351,030

 Life Sciences Tools & Services - 0.8%

 84,000

 Agilent Technologies, Inc. *

 $

 3,664,080

 Pharmaceuticals - 3.2%

 38,600

 Allergan, Inc.

 $

 3,458,174

 400,000

 Cardiome Pharma Corp. *

 892,000

 150,000

 Jazz Pharmaceuticals Plc *

 7,870,500

 18,000

 Perrigo Co.

 1,855,080

 33,000

 Watson Pharmaceuticals, Inc. *

 1,924,560

 $

 16,000,314

 Total Pharmaceuticals & Biotechnology

 $

 41,015,424

 Diversified Financials - 1.7%

 Asset Management & Custody Banks - 1.0%

 191,300

 Invesco Ltd.

 $

 4,738,501

 Consumer Finance - 0.7%

 72,000

 Capital One Financial Corp.

 $

 3,643,200

 Total Diversified Financials

 $

 8,381,701

 Insurance - 0.9%

 Property & Casualty Insurance - 0.9%

 145,576

 Axis Capital Holdings Ltd.

 $

 4,491,020

 Total Insurance

 $

 4,491,020

 Real Estate - 1.7%

 Real Estate Services - 1.0%

 58,800

 Jones Lang LaSalle, Inc.

 $

 4,786,908

 Residential Real Estate Investment Trust - 0.7%

 85,000

 American Campus Communities, Inc.

 $

 3,497,750

 Total Real Estate

 $

 8,284,658

 Software & Services - 12.6%

 Application Software - 5.2%

 68,800

 Ansys, Inc. *

 $

 4,346,784

 50,700

 Citrix Systems, Inc. *

 3,789,318

 71,700

 Intuit, Inc.

 4,147,128

 160,000

 RealPage, Inc. *

 3,172,800

 411,713

 SS&C Technologies Holdings, Inc. *

 8,530,693

 60,000

 TIBCO Software, Inc. *

 1,738,200

 $

 25,724,923

 Data Processing & Outsourced Services - 2.8%

 31,300

 Alliance Data Systems Corp. *

 $

 3,798,568

 13,100

 MasterCard, Inc.

 5,502,000

 95,000

 Verifone Holdings, Inc. *

 4,549,550

 $

 13,850,118

 Internet Software & Services - 2.2%

 9,500

 Google Inc. *

 $

 5,873,375

 42,000

 LinkedIn Corp. *

 3,648,540

 30,000

 Rackspace Hosting, Inc. *

 1,567,200

 $

 11,089,115

 It Consulting & Other Services - 0.5%

 40,000

 Teradata Corp. *

 $

 2,662,000

 Systems Software - 1.9%

 90,000

 Red Hat, Inc. *

 $

 4,451,400

 139,100

 Rovi Corp. *

 4,935,268

 $

 9,386,668

 Total Software & Services

 $

 62,712,824

 Technology Hardware & Equipment - 6.9%

 Communications Equipment - 2.5%

 60,000

 Acme Packet, Inc. *

 $

 1,828,800

 129,200

 Finisar Corp. *

 2,621,468

 135,000

 Juniper Networks, Inc. *

 3,072,600

 175,800

 Riverbed Technology, Inc. *

 5,005,026

 $

 12,527,894

 Computer Hardware - 1.5%

 14,000

 Apple, Inc. *

 $

 7,594,160

 Computer Storage & Peripherals - 1.5%

 573,521

 OCZ Technology Group, Inc. *

 $

 4,926,545

 45,000

 Sandisk Corp. *

 2,225,700

 $

 7,152,245

 Technology Distributors - 1.4%

 172,800

 Arrow Electronics, Inc. *

 $

 6,937,920

 Total Technology Hardware & Equipment

 $

 34,212,219

 Semiconductors - 5.4%

 Semiconductor Equipment - 0.6%

 61,100

 ASM Lithography Holdings NV

 $

 2,783,105

 Semiconductors - 4.8%

 90,000

 Altera Corp.

 $

 3,460,500

 115,000

 Analog Devices, Inc.

 4,509,150

 385,000

 Atmel Corp. *

 3,892,350

 115,000

 Broadcom Corp. *

 4,272,250

 578,400

 Entropic Communications, Inc. *

 3,565,836

 160,000

 Marvell Technology Group Ltd. *

 2,400,000

 60,000

 Semtech Corp. *

 1,722,600

 $

 23,822,686

 Total Semiconductors

 $

 26,605,791

 Utilities - 0.6%

 Multi-Utilities - 0.6%

 100,000

 Ameren Corp.

 $

 3,207,000

 Total Utilities

 $

 3,207,000

 TOTAL COMMON STOCKS

 (Cost  $380,668,569)

 $

 494,037,036

 TOTAL INVESTMENT IN SECURITIES 99.4%

 (Cost  $380,668,569) (a)

 $

 494,037,036

 OTHER ASSETS AND LIABILITIES - 0.6%

 $

 2,829,423

 TOTAL NET ASSETS - 100.0%

 $

 496,866,459

 *

 Non-income producing security.

 (a)

 At February 29, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $382,655,824 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 133,479,698

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (22,098,486)

 Net unrealized gain

 $

 111,381,212

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services, see Notes to Financial Statements - Note 1A) are categorized as level 3.

 The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $   494,037,036

  $     -

  $     -

  $   494,037,036

 Total

  $   494,037,036

  $     -

  $     -

  $   494,037,036

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust I By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date April 26, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date April 26, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer and Chief Financial and Accounting Officer Date April 26, 2012 * Print the name and title of each signing officer under his or her signature.